                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ----------------------------------------------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ----------------------------------------------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ----------------------------------------------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Maria R. McGarry           Bala Cynwyd, PA   February 16, 2010
   -------------------------------    -----------------  -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $284,978
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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13F REPORT: (12/31/09) RADCLIFFE CAPITAL MANAGEMENT LP

                                                                                                               VOTING AUTHORITY
                             TITLE OF            VALUE X    SHARES /                  INVESTMENT  OTHER   -------------------------
   NAME OF ISSUER             CLASS      CUSIP     1000     PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc CONVRT BOND 000886AB7   10,399  12,820,000 PRN             SOLE                 8,745,000 4,075,000  -
ADC Telecommunications Inc CONVRT BOND 000886AE1    3,514   4,650,000 PRN             SOLE                 3,650,000 1,000,000  -
AirTran Holdings Inc       CONVRT BOND 00949PAB4    4,017   4,000,000 PRN             SOLE                 2,875,000 1,125,000  -
American Tower Corp        CONVRT BOND 029912AF9       40      40,000 PRN             SOLE                    40,000       -    -
Bill Barrett Corp          CONVRT BOND 06846NAA2      970   1,000,000 PRN             SOLE                 1,000,000       -    -
CEDC                       CONVRT BOND 153435AA0    1,707   2,000,000 PRN             SOLE                 2,000,000       -    -
Charming Shoppes Inc       CONVRT BOND 161133AE3    7,370   9,750,000 PRN             SOLE                 5,667,000 4,083,000  -
CompuCredit Holdings Corp  CONVRT BOND 20478NAB6    1,987   5,195,000 PRN             SOLE                 5,195,000       -    -
Conexant Systems Inc       CONVRT BOND 207142AH3   17,033  18,500,000 PRN             SOLE                16,500,000 2,000,000  -
Earthlink Inc              CONVRT BOND 270321AA0    1,650   1,500,000 PRN             SOLE                 1,500,000       -    -
Energy Conversion Devices
 Inc                       CONVRT BOND 292659AA7    1,925   3,000,000 PRN             SOLE                 1,750,000 1,250,000  -
Euronet Worldwide Inc      CONVRT BOND 298736AF6    2,813   3,000,000 PRN             SOLE                 2,000,000 1,000,000  -
Evergreen Solar Inc        CONVRT BOND 30033RAC2    9,856  19,000,000 PRN             SOLE                17,000,000 2,000,000  -
Flextronics International
 Ltd                       CONVRT BOND 33938EAL1    3,033   3,074,000 PRN             SOLE                 3,074,000       -    -
GenCorp Inc                CONVRT BOND 368682AJ9    2,758   2,756,000 PRN             SOLE                 2,756,000       -    -
Global Crossing Ltd        CONVRT BOND 37932JAA1    7,846   8,020,000 PRN             SOLE                 4,785,000 3,235,000  -
Griffon Corp               CONVRT BOND 398433AC6    2,008   2,000,000 PRN             SOLE                 2,000,000       -    -
GSI Commerce Inc           CONVRT BOND 36238GAD4    1,749   1,644,000 PRN             SOLE                 1,644,000       -    -
Hanover Compressor Co      CONVRT BOND 410768AE5    4,054   4,500,000 PRN             SOLE                 2,500,000 2,000,000  -
Hutchinson Technology Inc  CONVRT BOND 448407AE6      998   1,000,000 PRN             SOLE                 1,000,000       -    -
Iconix Brand Group Inc     CONVRT BOND 451055AB3   11,878  13,388,000 PRN             SOLE                11,388,000 2,000,000  -
JA Solar Holdings Co Ltd   CONVRT BOND 466090AA5    3,817   4,802,000 PRN             SOLE                 4,802,000       -    -
Jazz Technologies Inc      CONVRT BOND 47214EAA0    1,204   1,400,000 PRN             SOLE                   700,000   700,000  -
JetBlue Airways Corp       CONVRT BOND 477143AC5    2,993   3,000,000 PRN             SOLE                 3,000,000       -    -
Kulicke & Soffa Industries
 Inc                       CONVRT BOND 501242AP6    2,484   2,555,000 PRN             SOLE                 2,555,000       -    -
L-1 Identity Solutions Inc CONVRT BOND 50212AAB2   11,729  12,820,000 PRN             SOLE                 9,690,000 3,130,000  -
LDK Solar Co Ltd           CONVRT BOND 50183LAB3    8,552  11,500,000 PRN             SOLE                11,500,000       -    -
Level 3 Communications Inc CONVRT BOND 52729NBA7    2,706   2,750,000 PRN             SOLE                 2,750,000       -    -

Level 3 Communications Inc CONVRT BOND 52729NBE9    5,114   5,000,000 PRN             SOLE                 2,500,000 2,500,000  -
Lucent Technologies Inc    CONVRT BOND 549463AG2   11,161  11,250,000 PRN             SOLE                11,250,000       -    -
Lucent Technologies Inc    CONVRT BOND 549463AH0    7,258   8,500,000 PRN             SOLE                 5,500,000 3,000,000  -
Maxtor Corp                CONVRT BOND 577729AE6    5,901   5,000,000 PRN             SOLE                 5,000,000       -    -
Mentor Graphics Corp       CONVRT BOND 587200AD8      191     194,000 PRN             SOLE                   194,000       -    -
Mentor Graphics Corp       CONVRT BOND 587200AF3    5,182   5,313,000 PRN             SOLE                 2,656,000 2,657,000  -
MF Global Holdings Ltd     CONVRT BOND 55276YAB2    6,148   5,500,000 PRN             SOLE                 5,500,000       -    -
Nash Finch Co              CONVRT BOND 631158AD4   11,484  24,950,000 PRN             SOLE                21,462,000 3,488,000  -
Newport Corp               CONVRT BOND 651824AB0    3,274   3,538,000 PRN             SOLE                 2,338,000 1,200,000  -
NII Holdings Inc           CONVRT BOND 62913FAF9    5,485   5,500,000 PRN             SOLE                 4,500,000 1,000,000  -
ON Semiconductor Corp      CONVRT BOND 682189AD7    2,769   2,000,000 PRN             SOLE                 2,000,000       -    -
Palm Inc                   Option      696643955        1      50,000 SH     PUT      SOLE                    50,000       -    -
Penn Virginia Corp         CONVRT BOND 707882AA4    9,517  10,050,000 PRN             SOLE                 7,550,000 2,500,000  -
Playboy Enterprises Inc    CONVRT BOND 728117AB8    4,596   5,250,000 PRN             SOLE                 5,250,000       -    -
Reckson Oper Partnership
 LP                        CONVRT BOND 75621LAJ3    1,498   1,500,000 PRN             SOLE                 1,500,000       -    -
Richardson Electronics
 Ltd/Uni                   CONVRT BOND 763165AE7      829     850,000 PRN             SOLE                   425,000   425,000  -
SanDisk Corp               CONVRT BOND 80004CAC5    3,326   4,000,000 PRN             SOLE                 2,500,000 1,500,000  -
SAVVIS Inc                 CONVRT BOND 805423AA8    9,466  10,502,000 PRN             SOLE                 5,450,000 5,052,000  -
School Specialty Inc       CONVRT BOND 807863AE5    1,710   1,728,000 PRN             SOLE                 1,728,000       -    -
Sonic Automotive Inc       CONVRT BOND 83545GAK8    2,706   2,750,000 PRN             SOLE                 2,750,000       -    -
Spartan Stores Inc         CONVRT BOND 846822AE4    2,576   3,200,000 PRN             SOLE                 1,450,000 1,750,000  -
SunPower Corp              CONVRT BOND 867652AB5    7,269   7,500,000 PRN             SOLE                 5,250,000 2,250,000  -
Suntech Power Holdings Co
 Ltd                       CONVRT BOND 86800CAC8    7,608   7,700,000 PRN             SOLE                 4,850,000 2,850,000  -
Suntech Power Holdings Co
 Ltd                       CONVRT BOND 86800CAE4    4,760   6,000,000 PRN             SOLE                 6,000,000       -    -
Trina Solar Ltd            CONVRT BOND 89628EAA2   14,379   8,500,000 PRN             SOLE                 8,500,000       -    -
United Rentals Inc         CONVRT BOND 911365AH7    2,925   3,000,000 PRN             SOLE                 3,000,000       -    -
WESCO International Inc    CONVRT BOND 95082PAE5    1,740   1,750,000 PRN             SOLE                 1,750,000       -    -
Yingli Green Energy
 Holding Co                CONVRT BOND 98584BAA1   15,014  13,842,000 PRN             SOLE                10,842,000 3,000,000  -

           RECORDS                  56 TOTAL MKT
                                         VALUE    284,978